Supplemental Cash Flow Information - Schedule of Cash, Cash Equivalents, and Restricted Cash - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 180,512	$ 50,572	$ 97,232	$ 88,824
Restricted Cash - Current	(3,714)	(2,221)	(2,779)	(3,071)
Restricted Cash - long-term	(3,135)	(3,135)	(3,135)	(3,437)
Cash, cash equivalents, and restricted cash	187,361	55,928	103,146	96,790
Leased assets obtained in exchange for new operating lease liabilities	42,911	16,380
Cash and Cash Equivalents [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	0	0	0	1,121
Restricted Cash [Member]
Cash and Cash Equivalents [Line Items]
Restricted Cash - Current	$ 0	$ 0	$ 0	$ (337)